Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Average basic shares	47,469	46,992	46,494
Stock options	1	8	17
Performance shares	124	171	215
Restricted stock units	220	212	218
Average diluted shares	47,814	47,383	46,944